November 23, 2009

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

 Re:      Evergreen Equity Trust (the "Trust")

            Evergreen Growth Fund

            Evergreen Large Company Growth Fund

            Evergreen Mid Cap Growth Fund

            Evergreen Small-Mid Growth Fund (the “Funds”)

            Post-Effective Amendment No. 127 to Registration Statement on

            Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to comply with the requirements of the Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-end Investment Companies Release (Release Nos. 33-8998; IC-28584; File No.S7-28-07) and to include a summary section at the front of the Funds’ prospectus.

If you have any questions or would like further information, please call me at (617) 210-3682.

Sincerely yours,

/s/ Maureen E. Towle

Maureen E. Towle

Enclosure